Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2018	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2018	104,250	$27.5	$7.0605

Schedule of Share-based Compensation, Restricted Shares, Activity
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2018	280,000	$8.09
Granted	672,500	11.68
Vested	(80,000)	4.35
Unvested as at June 30, 2018	872,500	$11.20